Summary of Significant Accounting Policies - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue from contracts with Customers [Line Items]
Total Revenue	$ 141,760	$ 9,072,130
Hardware, net [Member]
Schedule of Revenue from contracts with Customers [Line Items]
Total Revenue	110,529	22,612
License [Member]
Schedule of Revenue from contracts with Customers [Line Items]
Total Revenue	11,920	9,006,716
Subscription [Member]
Schedule of Revenue from contracts with Customers [Line Items]
Total Revenue	1,116	243
Others [Member]
Schedule of Revenue from contracts with Customers [Line Items]
Total Revenue	$ 18,195	$ 42,559